Basic and diluted earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
Basic And Diluted Earnings Per Share
Schedule of basic and diluted earnings per share

	Three-month period ended June 30,		Six-month period ended June 30,
	2026	2025	2026	2025
Net income attributable to Vale S.A.'s shareholders	1,375	2,117	3,268	3,511

Thousands of shares
Weighted average number of common shares outstanding	4,259,349	4,268,779	4,263,826	4,268,769
Weighted average number of common shares outstanding and potential ordinary shares	4,265,918	4,274,808	4,270,395	4,274,798

Basic and diluted earnings per share attributable to Vale S.A.'s shareholders
Common share (US$)	0.32	0.50	0.77	0.82